(13) PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment Tables
Schedule of property, plant and equipment
	Land	Reservoirs, dams and water mains	Buildings, construction and improvements	Machinery and equipment	Vehicles	Furniture and fittings	In progress	Total
At December 31, 2014	182,316	1,185,614	1,517,475	5,832,005	32,328	11,660	388,088	9,149,486
Historical cost	197,393	1,637,812	1,976,212	7,521,804	43,081	22,462	388,088	11,786,852
Accumulated depreciation	(15,077)	(452,199)	(458,737)	(1,689,799)	(10,753)	(10,802)	-	(2,637,366)

Additions	-	-	168	512	-	-	583,538	584,216
Disposals	(1,354)	(414)	(4,093)	(21,773)	(558)	(284)	-	(28,477)
Transfers	2,338	140	61,615	217,462	10,436	578	(292,569)	-
Reclassification - cost	(212)	328,101	(499,943)	172,169	22	(137)	-	-
Transfers from/to other assets - cost	(24)	2	(6,548)	6,598	(1)	(186)	630	471
Depreciation	(6,257)	(68,562)	(50,716)	(370,076)	(6,343)	(1,926)	-	(503,881)
Write-off of depreciation	-	139	204	3,572	379	186	-	4,480
Reclassification - depreciation	-	(68,775)	68,711	151	-	(88)	-	-
Transfers from/to other assets - depreciation	-	-	-	35	-	-	-	35
Impairment losses	-	-	(10,891)	(16,565)	(32)	(106)	(5,519)	(33,112)

At December 31, 2015	176,807	1,376,246	1,075,982	5,824,089	36,230	9,696	674,166	9,173,217
Historical cost	198,141	1,965,641	1,516,228	7,878,838	52,947	22,323	674,166	12,308,285
Accumulated depreciation	(21,334)	(589,395)	(440,246)	(2,054,749)	(16,717)	(12,627)	-	(3,135,068)

Additions	-	171	-	236	-	-	1,084,612	1,085,019
Disposals	-	-	(421)	(6,705)	(1,249)	(779)	(26,696)	(35,850)
Transfers	8,325	95,799	177,902	1,160,915	22,467	456	(1,465,864)	-
Reclassification - cost	(137)	(1,434)	(40,852)	52,205	12	(39)	(1,219)	8,536
Transfers from/to other assets - cost	-	3	-	(5,025)	(167)	(452)	(10,523)	(16,164)
Depreciation	(7,632)	(75,659)	(54,035)	(377,529)	(8,888)	(1,676)	-	(525,420)
Write-off of depreciation	(7)	1	62	4,694	480	254	-	5,484
Reclassification - depreciation	(1,211)	(967)	(5,374)	(1,002)	7	11	-	(8,536)
Transfers from/to other assets - depreciation	-	3	(46)	1,374	150	91	-	1,572
Impairment losses	-	-	-	-	-	-	(5,221)	(5,221)
Business combination	-	-	-	2,140	27,175	-	1,049	30,364

At December 31, 2016	176,145	1,394,162	1,153,220	6,655,391	76,217	7,562	250,302	9,712,998
Historical cost	206,330	2,060,191	1,652,934	9,066,408	106,920	21,507	250,302	13,364,592
Accumulated depreciation	(30,185)	(666,028)	(499,714)	(2,411,017)	(30,704)	(13,945)	-	(3,651,594)

Additions	-	-	-	772	2,978	-	753,137	756,887
Disposals	(22)	(132)	(140)	(32,336)	(2,248)	(635)	(8,332)	(43,845)
Transfers	2,950	400	154,737	574,944	20,434	1,484	(754,948)	-
Transfers from/to other assets - cost	(1,893)	6,393	(154,880)	98,579	(126)	(330)	11,033	(41,224)
Depreciation	(8,004)	(79,276)	(59,736)	(431,393)	(18,055)	(1,332)	-	(597,795)
Write-off of depreciation	2	124	120	9,529	1,379	387	-	11,540
Transfers from/to other assets - depreciation	(683)	(2,413)	1,930	9,690	(8)	108	-	8,624
Business Combination	-	-	-	-	(4,800)	-	-	(4,800)
Impairment losses	-	-	(474)	(14,787)	-	-	-	(15,261)

At December 31, 2017	168,494	1,319,257	1,094,777	6,870,389	75,771	7,245	251,192	9,787,125
Historical cost	207,365	2,066,850	1,652,178	9,693,512	122,540	22,026	251,192	14,015,662
Accumulated depreciation	(38,870)	(747,593)	(557,400)	(2,823,123)	(46,769)	(14,782)	-	(4,228,537)

Average depreciation rate 2017	3.86%	3.93%	3.69%	4.53%	13.09%	8.31%
Average depreciation rate 2016	3.86%	3.69%	3.30%	4.19%	14.31%	10.01%
Average depreciation rate 2015	3.86%	3.66%	3.46%	4.62%	14.24%	10.49%